UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22812

Ares Multi-Strategy Credit Fund, Inc.
(Exact name of registrant as specified in charter)

2000 Avenue of the Stars 12th Floor Los Angeles, California		90067
(Address of principal executive offices)		(Zip code)

Michael D. Weiner Daniel J. Hall 2000 Avenue of the Stars 12th Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 201-4200

Date of fiscal year end:	October 31, 2014

Date of reporting period:	January 31, 2014

ITEM 1.   SCHEDULE OF INVESTMENTS.

Ares Multi-Strategy Credit Fund, Inc.

Schedule of Investments

January 31, 2014 (UNAUDITED)

	Principal Amount	Value (a)
Floating Rate Term Loans 49.1% (b)
Aerospace & Defense 1.8%
DAE Aviation Holdings, Inc., 2nd Lien Term Loan, L+7.50%, 08/11/2019 (c)	$800,000	$812,000
DAE Aviation Holdings, Inc., Term Loan B-1, 5.00%, 11/02/2018	143,852	145,290
Sequa Corporation, Initial Term Loan, 5.25%, 06/19/2017	1,246,851	1,232,301
Standard Aero, Ltd., Term Loan B-2, (Canada), 5.00%, 11/02/2018	65,528	66,184
		2,255,775
Beverage, Food & Tobacco 4.3%
Premier Foods PLC, Term Facility B, (Great Britain), L+2.25%, 06/30/2016 (c)	£643,497	1,019,569
Premier Foods PLC, Term Facility C3, (Great Britain), L+2.25%, 06/30/2016 (c)	1,356,460	2,149,202
Rite Aid Corporation, Term Loan 2nd Lien, 5.75%, 08/21/2020	$2,170,000	2,215,027
		5,383,798
Business Equipment & Services 3.5%
Redtop Acquisitions, Ltd., Euro Term Loan 1st Lien, (Jersey), L+3.75%, 12/03/2020 (c)	€750,000	1,018,123
Redtop Acquisitions, Ltd., USD Term Loan 2nd Lien, (Jersey), 8.25%, 06/03/2021	$1,250,000	1,275,000
Twelve Beeches Sarl, Facility C, (Luxembourg), L+4.50%, 08/02/2019 (c)	£1,250,000	2,067,989
		4,361,112
Cable & Satellite TV 2.8%
Altice Financing S.A., Term Loan, (Luxembourg), 5.50%, 07/15/2019	$1,500,000	1,526,250
TWCC Holding Corporation, Term Loan 2nd Lien, 7.00%, 06/26/2020	2,000,000	2,015,000
		3,541,250
Consumer Products 1.5%
True Religion Apparel, Inc., Initial Term Loan, 5.88%, 07/30/2019	1,496,250	1,426,121
True Religion Apparel, Inc., Initial Term Loan 2nd Lien, L+10.00%, 01/29/2020 (c)	500,000	477,500
		1,903,621
Diversified & Conglomerate Services 3.5%
Advantage Sales & Marketing, Inc., 2013 Other Term Loan 2L, 8.25%, 06/18/2018	265,021	268,501
Brickman Group, Ltd., LLC, Term Loan 2nd Lien, L+6.50%, 12/17/2021 (c)	1,004,016	1,022,841
Syncreon Global Finance (U.S.), Inc., Term Loan, 5.25%, 10/28/2020	1,500,000	1,503,750
Travelport, LLC, Term Loan, 6.25%, 06/26/2019	1,496,241	1,529,278
		4,324,370
Electronics 1.2%
Smart Technologies ULC, Term B Loan, (Canada), 10.50%, 01/31/2018	1,471,875	1,449,797

Grocery 0.9%
Roundy’s Supermarkets, Inc., Tranche B Term Loan, 5.75%, 02/13/2019	1,166,103	1,177,402

Healthcare, Education & Childcare 3.4%
AI Garden B.V., New Facility B1, (Netherlands), 4.73%, 02/13/2020	€1,371,429	1,862,673
CHS|Community Health Systems, Inc., Term Loan D, L+3.25%, 01/27/2021 (c)	$600,000	606,228
Opal Acquisition, Inc., Term B Loan 1st Lien, 5.00%, 11/27/2020	1,703,930	1,712,876
		4,181,777
Hotels, Motels, Inns & Gaming 0.8%
Caesars Entertainment Operating Company, Inc., Term B-4 Loans, 9.50%, 10/31/2016	997,403	1,007,486

Machinery (Non-agricultural, Non-construction, Non-electronic) 2.3%
Doncasters U.S., LLC, Term C Loan, L+4.75%, 04/06/2020 (c)	£1,000,000	1,658,499
Doncasters U.S., LLC, Term Loan 2nd Lien, 9.50%, 10/09/2020	$1,250,000	1,268,750
		2,927,249
Oil & Gas 5.9%
Atlas Energy, L.P., Loan, 6.50%, 07/31/2019	997,500	1,024,931
Quicksilver Resources, Inc., Term Loan 2nd Lien, 7.00%, 06/21/2019	1,500,000	1,490,625

	Principal Amount	Value (a)
Floating Rate Term Loans (b) (continued)
Oil & Gas (continued)
Rice Drilling B, LLC, Term Loan 2nd Lien, 8.50%, 10/25/2018	$1,365,330	$1,389,223
Teine Energy, Ltd., Incremental Term Loan, (Canada), 7.50%, 05/17/2019	997,487	1,008,709
Templar Energy, LLC, Term Loan 2nd Lien, 8.00%, 11/25/2020	2,400,000	2,419,512
		7,333,000
Personal Transportation 3.2%
Air Medical Holdings, LLC, B-1 Term Loan, 5.00%, 06/30/2018	997,924	1,004,161
Scandlines Aps, Facility B, (Denmark), 4.70%, 11/04/2020	€2,148,438	2,931,594
		3,935,755
Personal, Food & Miscellaneous Services 1.8%
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 3.75%, 04/02/2020	$2,493,719	2,224,946

Printing & Publishing 1.7%
Dex Media East, LLC, Term Loan (2016), 6.00%, 12/30/2016	1,438,873	996,420
Dex Media West, LLC, Loan, 8.00%, 12/30/2016	1,407,267	1,117,370
		2,113,790
Retail Stores 4.3%
Beauty Holding One GmbH, Term Loan C, (Denmark), L+4.50%, 07/03/2020 (c)	€1,500,000	2,041,041
CBR Fashion GES.M.B.H., Term B2 Facility, (Denmark), L+4.75%, 04/20/2017 (c)	856,471	1,041,674
CBR Textile GmbH, Term C2 Facility, (Denmark), L+5.25%, 04/19/2018 (c)	856,471	1,047,449
JC Penney Corporation, Inc., Term Loan, 6.00%, 05/22/2018	$1,246,867	1,208,164
		5,338,328
Service & Equipment 0.7%
RBS Worldpay, Inc., Facility D (B1A Extended), (Great Britain), L+4.75%, 11/29/2019 (c)	£500,000	828,182

Technology 3.7%
Allflex Holdings III, Inc., (U.S.), Initial Term Loan 2nd Lien, 8.00%, 07/19/2021	$1,500,000	1,518,000
Avaya, Inc., Term B-5 Loan, 8.00%, 03/30/2018	1,495,636	1,507,601
Ship Midco, Ltd., Facility C1 (GBP), (Great Britain), L+4.50%, 11/29/2019 (c)	£1,000,000	1,654,506
		4,680,107
Utilities 1.8%
Alinta Energy Finance Pty, Ltd., Delayed Draw Term Loan, (Australia), 6.38%, 08/13/2018 (d)	$143,190	895
Alinta Energy Finance Pty, Ltd., Term B Loan, (Australia), 6.38%, 08/13/2019	2,183,290	2,196,936
		2,197,831
Total Floating Rate Term Loans (Cost: $61,026,530)		61,165,576

Corporate Bonds 71.6%
Aerospace & Defense 2.1%
DAE Aviation Holdings, Inc., 144A, 11.25%, 08/01/2015	2,650,000	2,650,000

Banking, Finance & Insurance 3.7%
Nationstar Mortgage, LLC, 10.88%, 04/01/2015	3,000,000	3,033,750
TransUnion Holding Company, Inc., 9.63%, 06/15/2018 (e)	1,500,000	1,605,000
		4,638,750
Beverage, Food & Tobacco 1.7%
Michael Foods Holding, Inc., 9.75%, 07/15/2018	2,000,000	2,152,500

Broadcasting & Entertainment 2.3%
CBS Outdoor Americas Capital, LLC, 144A, 5.25%, 02/15/2022	250,000	251,250
CBS Outdoor Americas Capital, LLC, 144A, 5.63%, 02/15/2024	500,000	503,750
Quebecor Media, Inc., (Canada), 5.75%, 01/15/2023	1,000,000	972,500

	Principal Amount	Value (a)
Corporate Bonds (continued)
Broadcasting & Entertainment (continued)
Sirius XM Radio, Inc., 144A, 4.63%, 05/15/2023	$1,250,000	$1,115,625
		2,843,125
Buildings & Real Estate 2.2%
Hillman Companies, Inc., 10.88%, 06/01/2018	2,500,000	2,687,500

Business Equipment & Services 4.3%
iGATE Corporation, 9.00%, 05/01/2016	1,500,000	1,586,250
Iron Mountain, Inc., 5.75%, 08/15/2024	2,000,000	1,870,000
TMF Group Holding B.V., 144A, (Netherlands), 9.88%, 12/01/2019	€1,250,000	1,862,082
		5,318,332
Cable & Satellite TV 3.2%
AMC Networks, Inc., 4.75%, 12/15/2022	$1,000,000	975,000
CCO Holdings, LLC, 7.00%, 01/15/2019	1,250,000	1,318,750
Nara Cable Funding, Ltd., 144A, (Ireland), 8.88%, 12/01/2018	410,000	444,850
Ziggo Finance B.V., 144A, (Netherlands), 8.00%, 05/15/2018	€900,000	1,289,647
		4,028,247
Chemicals, Plastics & Rubber 5.0%
Hexion U.S. Finance Corporation, 8.88%, 02/01/2018	$1,000,000	1,040,000
Hexion U.S. Finance Corporation, 9.00%, 11/15/2020	1,000,000	1,002,500
INEOS Holdings, Ltd., 144A, (Luxembourg), 7.88%, 02/15/2016	€1,250,000	1,686,791
Vertellus Specialties, Inc., 144A, 9.38%, 10/01/2015	$2,500,000	2,487,500
		6,216,791
Consumer Products 2.7%
Easton-Bell Sports, Inc., 9.75%, 12/01/2016	1,500,000	1,561,875
Elizabeth Arden Salon Holdings, Inc., 7.38%, 03/15/2021	1,250,000	1,331,250
Elizabeth Arden Salon Holdings, Inc., 144A, 7.38%, 03/15/2021	500,000	532,500
		3,425,625
Containers, Packaging & Glass 3.7%
Ardagh Packaging Finance PLC, 144A, (Luxembourg), 11.13%, 06/01/2018	1,250,000	1,334,375
Berry Plastics Corporation, 9.50%, 05/15/2018	2,100,000	2,236,500
Reynolds Group Holdings, Inc., 9.00%, 04/15/2019	1,000,000	1,066,250
		4,637,125
Diversified & Conglomerate Services 2.7%
Abengoa Finance SAU, 144A, (Spain), 7.75%, 02/01/2020	920,000	966,000
Affinion Group Holdings, Inc., 7.88%, 12/15/2018	1,250,000	1,109,375
Affinion Investments, LLC, 144A, 13.50%, 08/15/2018	1,275,000	1,252,687
		3,328,062
Electronics 1.9%
NeuStar, Inc., 4.50%, 01/15/2023	1,500,000	1,286,250
Syniverse Holdings, Inc., 9.13%, 01/15/2019	1,055,000	1,151,269
		2,437,519
Forest Products 1.2%
Verso Paper Holdings, LLC, 11.75%, 01/15/2019	1,500,000	1,527,500

Grocery 2.6%
Boparan Finance PLC, 144A, (Great Britain), 9.88%, 04/30/2018	£1,500,000	2,667,690
Roundy’s Supermarkets, Inc., 144A, 10.25%, 12/15/2020	$526,000	554,930
		3,222,620

	Principal Amount	Value (a)
Corporate Bonds (continued)
Hotels, Motels, Inns & Gaming 6.7%
Caesars Entertainment Operating Company, Inc., 11.25%, 06/01/2017	$1,000,000	$1,017,500
Felcor Lodging, L.P., 10.00%, 10/01/2014	1,500,000	1,578,750
Marina District Finance Company, 9.88%, 08/15/2018	1,220,000	1,313,025
Mohegan Tribal Gaming Authority, 144A, 11.00%, 09/15/2018	2,000,000	2,012,500
SNAI S.p.A, 144A, (Italy), 7.63%, 06/15/2018	€1,008,000	1,376,433
SNAI S.p.A, 144A, (Italy), 12.00%, 12/15/2018	750,000	1,067,453
		8,365,661
Leisure, Amusement & Entertainment 1.3%
Regal Entertainment Group, 9.13%, 08/15/2018	$1,500,000	1,620,000

Mining, Steel, Non-Precious Metals 1.3%
CONSOL Energy, Inc., 8.00%, 04/01/2017	1,500,000	1,571,250

Oil & Gas 6.3%
Atlas Energy Holdings Operating Company, LLC, 7.75%, 01/15/2021	1,250,000	1,215,625
Chesapeake Energy Corporation, 9.50%, 02/15/2015	2,000,000	2,155,000
Denbury Resources, Inc., 4.63%, 07/15/2023	1,250,000	1,153,125
Halcon Resources Corporation, 8.88%, 05/15/2021	1,000,000	997,500
Halcon Resources Corporation, 144A, 9.25%, 02/15/2022	1,000,000	1,007,500
Halcon Resources Corporation, 144A, 9.75%, 07/15/2020	217,000	224,866
Midstates Petroleum Company, Inc., 10.75%, 10/01/2020	1,000,000	1,082,500
		7,836,116
Packaging 4.3%
Albea Beauty Holdings S.A., 144A, 8.38%, 11/01/2019	632,000	663,600
Guala Closures Group S.p.A., 144A, (Luxembourg), 9.38%, 04/15/2018	€1,500,000	2,176,439
Packaging Dynamics Corporation, 144A, 8.75%, 02/01/2016	$2,500,000	2,565,625
		5,405,664
Personal Transportation 0.8%
Air Evac EMS, Inc., 9.25%, 11/01/2018	889,000	964,565

Pipeline 2.9%
Kinder Morgan, Inc., 144A, 5.63%, 11/15/2023	2,500,000	2,461,902
Regency Energy Partners, L.P., 4.50%, 11/01/2023	1,250,000	1,139,063
		3,600,965
Retail Stores 1.1%
Rent-A-Center, Inc., 6.63%, 11/15/2020	1,300,000	1,319,500

Service & Equipment 0.8%
Ceridian Corporation, 11.25%, 11/15/2015	1,000,000	1,005,000

Technology 2.6%
Avaya Inc., 144A, 9.00%, 04/01/2019	500,000	518,750
HellermannTyton Finance PLC, 144A, (Great Britain), 5.40%, 12/15/2017 (f)	€2,000,000	2,725,622
		3,244,372
Telecommunications 3.0%
Digicel Group, Ltd., 144A, (Bermuda), 8.25%, 09/01/2017	$750,000	777,750
Digicel Group, Ltd., 144A, (Bermuda), 10.50%, 04/15/2018	750,000	797,250
Wind Acquisition Finance S.A., 144A, (Luxembourg), 11.75%, 07/15/2017	2,000,000	2,110,000
		3,685,000
Waste Management 1.2%
Liberty Tire Recycling, 144A, 11.00%, 10/01/2016	1,500,000	1,470,000
Total Corporate Bonds (Cost: $89,658,354)		89,201,789

	Principal Amount	Value (a)
Collateralized Loan Obligations/Collateralized Debt Obligations 19.5%
Banking, Finance & Insurance 1.5%
Northwoods Capital X, 144A, (Cayman Islands), 4.90%, 11/04/2025 (f)	$2,000,000	$1,831,552

Structured Finance Obligations 18.0%
AMMC CLO XIII, Ltd., 144A, (Cayman Islands), 5.09%, 01/24/2026 (f)	2,000,000	1,835,812
Apidos CLO XVI, 144A, (Cayman Islands), 4.76%, 01/19/2025 (f)	2,000,000	1,795,558
Atlas Senior Loan Fund IV, Ltd., 144A, (Cayman Islands), 3.69%, 02/17/2026 (f)	1,000,000	945,928
Atlas Senior Loan Fund IV, Ltd., 144A, (Cayman Islands), 4.94%, 02/17/2026 (f)	2,000,000	1,802,680
Babson CLO, Ltd. 2007-I, 144A, (Cayman Islands), 01/18/2021	1,000,000	817,500
Babson CLO, Ltd. 2013-II, 144A, (Cayman Islands), 4.78%, 01/18/2025 (f)	2,000,000	1,811,120
Cent CLO 18, Ltd., 144A, (Cayman Islands), 4.84%, 07/23/2025 (f)	3,000,000	2,736,597
Flatiron CLO 2013-1, Ltd., 144A, (Cayman Islands), 5.19%, 01/17/2026 (f)	1,750,000	1,627,775
LCM XIII, L.P., 144A, (Cayman Islands), 01/19/2023	875,000	737,187
Madison Park Funding, VII Ltd., (Cayman Islands), 03/22/2021	700,000	1,155,000
Nautique Funding, Ltd., 144A, (Cayman Islands), 04/15/2020	1,300,000	874,250
Oak Hill Credit Partners VI, 144A, (Cayman Islands), 4.54%, 05/15/2023 (f)	750,000	700,199
Octagon Investment Partners XVIII, Ltd., 144A, (Cayman Islands), 5.49%, 12/16/2024 (f)	2,000,000	1,895,014
OZLM Funding V, Ltd., 144A, (Cayman Islands), 5.03%, 01/17/2026 (f)	2,000,000	1,867,302
Symphony CLO IV, Ltd., (Cayman Islands), 07/18/2021	500,000	525,000
Venture XIII CLO, Ltd., 144A, (Cayman Islands), 5.54%, 06/10/2025 (f)	1,500,000	1,392,135
		22,519,057
Total Collateralized Loan Obligations/Collateralized Debt Obligations (Cost: $24,328,745)		24,350,609
Total Investments - 140.2% (Cost: $175,013,629)		$174,717,974
Liabilities in Excess of Other Assets - (40.2%)		(50,056,940)
Net Assets - 100.0%		$124,661,034

Footnotes:

(a)             Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. All investments are in United States enterprises unless otherwise noted.

(b)             Interest rates on floating rate term loans adjust periodically based upon a predetermined schedule. Stated interest rate in this schedule represents the “all-in” rate at period end.

(c)              This position or a portion of this position represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor plus a spread which was determined at the time of purchase.

(d)             Reported net of unfunded commitments, reduced by any upfront payments received if purchased at a discount, see Note 2.

(e)              Pay-In-Kind security (PIK), which may pay interest/dividends in additional par/shares.

(f)               Variable rate coupon, rate shown as of January 31, 2014.

As of January 31, 2014, the aggregate cost of securities for Federal income tax purposes was $175,013,629.

Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$1,103,129
Gross unrealized depreciation	(1,398,784)
Net unrealized depreciation	$(295,655)

Abbreviations:

144A   Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

CLO       Collateralized Loan Obligation

Currencies:

€                     Euro Currency

£                     British Pounds

$                     U.S. Dollars

Ares Multi-Strategy Credit Fund, Inc.

Notes to Schedule of Investments

January 31, 2014 (UNAUDITED)

(1) Organization

Ares Multi-Strategy Credit Fund, Inc. (the “Fund”) is a corporation incorporated under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission (the ‘‘SEC’’) under the Investment Company Act of 1940, as amended (the ‘‘Investment Company Act’’), as a closed-end, non-diversified, management investment company, and intends to qualify to be treated as a Registered Investment Company (“RIC”).  The Fund commenced operations on October 28, 2013.  Ares Capital Management II LLC (the ‘‘Adviser’’) serves as the investment adviser to the Fund. The Fund’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “ARMF”.

Investment Objective

ARMF’s investment objective is to provide an attractive risk-adjusted level of total return, primarily through current income and, secondarily, through capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a broad, dynamically managed portfolio of (i) secured loans (‘‘Senior Loans’’) made primarily to companies whose debt is rated below investment grade, (ii) corporate bonds (‘‘Corporate Bonds’’) that are expected to be primarily high yield issues rated below investment grade, and (iii) securities issued by entities commonly referred to, and referred to herein, as collateralized loan obligations (‘‘CLOs’’) including investments in subordinated tranches of CLO securities. The Adviser will dynamically allocate the Fund’s portfolio among investments in the various targeted credit markets, to seek to manage interest rate and credit risk and the duration of the Fund’s portfolio.

(2) Significant Accounting Policies

Investments Valuation

All investments in securities are recorded at their estimated fair value, as described in Note 3.

Revolving loan, bridge loan and delayed draw term loan agreements

For investment purposes, the Fund has entered into certain loan commitments which may include revolving loan, bridge loan, partially unfunded term loan and delayed draw term loan agreements (“Unfunded loan commitments”). Unfunded loan commitments purchased at a discount/premium may include cash received/paid for the amounts representing such discounts/premiums. Unfunded loan commitments are agreements to participate in the lending of up to a specified maximum amount for a specified period. As of January 31, 2014, the fair value of the loans disclosed in the Schedule of Investments does not include unfunded commitments, which total $143,190.

(3) Investments

Fair Value Measurements

The Fund follows the provisions of Fair Value Measurements and Disclosures under U.S. generally accepted accounting principles (“U.S. GAAP”), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. This standard defines fair value and establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring investments at fair value and expands disclosures about assets and liabilities measured at fair value. Fair Value Measurements and Disclosures defines “fair value” as the amount for which an investment could be sold in an orderly transaction between market participants at the measurement date in the principal or most advantageous market of the investment. The hierarchal disclosure framework establishes a three tier hierarchy to maximize the use of observable data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

Ares Multi-Strategy Credit Fund, Inc.

Notes to Schedule of Investments (continued)

January 31, 2014 (UNAUDITED)

liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – unadjusted quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a single broker quote or the Fund’s own assumptions in determining the fair value of investments)

The fair value of the Fund’s investments are primarily estimated based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs. The Fund’s custodian obtains prices from independent pricing services based on an authorized pricing matrix as approved by the Fund’s Board of Directors. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. For any securities, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3.  In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

Bank loans and corporate debts: The fair value of bank loans and corporate debt is estimated based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs and are generally classified within Level 2 or 3. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. If the pricing services are only able to obtain a single broker quote or utilize a pricing model the securities will be classified as Level 3. If the pricing services are unable to provide prices, the Adviser will attempt to obtain one or more broker quotes directly from a dealer and price such securities at the last bid price obtained; such securities are classified as Level 3.

Collateralized loan obligations: The fair value of collateralized loan obligations is estimated based on various valuation models of third party pricing services as well as internal models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

The Adviser is responsible for all inputs and assumptions related to the pricing of securities. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Adviser obtains, reviews and tests information to corroborate prices received from third party pricing sources. For any securities, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value. The main inputs into the Adviser’s valuation model for these Level 3 securities include earnings multiples (based on the historical earnings of the issuer) and discounted cash flows. The Adviser may also consider original transaction price, recent transactions in the same or similar instruments and completed third-party transactions in comparable instruments as well as other liquidity, credit and market risk factors. Models will be adjusted as deemed necessary by the Adviser.

Ares Multi-Strategy Credit Fund, Inc.

Notes to Schedule of Investments (continued)

January 31, 2014 (UNAUDITED)

The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund’s investments carried at fair value:

	Level 1 - Quoted Prices ($)	Level 2 - Other Significant Observable Inputs ($)	Level 3 - Significant Unobservable Inputs ($)	Total ($)
Floating Rate Term Loans	—	52,206,714	8,958,862	61,165,576
Corporate Bonds	—	89,201,789	—	89,201,789
Collateralized Loan Obligations/Collateralized Debt Obligations	—	—	24,350,609	24,350,609
Total Investments	—	141,408,503	33,309,471	174,717,974

The following is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value.

For the period ended January 31, 2014:

	Floating Rate Term Loans ($)	Corporate Bonds ($)	Collateralized Loan Obligations/ Collateralized Debt Obligations ($)	Total ($)
Balance as of 10/31/13	1,243,750	4,031,250	684,793	5,959,793
Purchases (a)	8,927,635	655,500	23,632,167	33,215,302
Sales (b)	(30,201)	—	—	(30,201)
Realized gain/ (loss) and net change in unrealized appreciation/(depreciation)	86,310	(64,554)	27,071	48,827
Accrued discounts/(premiums)	118	(7,793)	6,578	(1,097)
Transfers in to Level 3	—	—	—	—
Transfers out of Level 3	(1,268,750)	(4,614,403)	—	(5,883,153)
Balance as of 1/31/14	8,958,862	—	24,350,609	33,309,471
Net change in unrealized appreciation/(depreciation) from Investments held as of 1/31/14	60,258	—	27,071	87,329

(a)         Purchases include paid-in-kind interest and securities received from restructure.

(b)         Sales include principal redemptions.

The valuation techniques used by the Adviser to measure fair value as of January 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs. The valuation techniques and significant amounts of unobservable inputs used in the valuation of the Fund’s Level 3 securities are outlined in the table below.

	Fair Value ($)	Valuation Technique	Unobservable Inputs	Range
Assets
Investments in securities
Floating Rate Term Loans	8,958,862	Broker quotes and/or 3rd party pricing services	N/A	N/A

Collateralized Loan Obligation/Collateralized Debt Obligation	24,350,609	Broker quotes and/or 3rd party pricing services	N/A	N/A

Total Level 3 Investments	33,309,471

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at a reasonable level of assurance based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Ares Multi-Strategy Credit Fund, Inc.

By:	/s/
Seth J. Brufsky
Chief Executive Officer (principal executive officer) of Ares Multi-Strategy Credit Fund, Inc.

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/
Seth J. Brufsky
Chief Executive Officer (principal executive officer) of Ares Multi-Strategy Credit Fund, Inc.

Date: March 25, 2014

By:	/s/
Daniel F. Nguyen
Chief Financial Officer (principal financial officer) of Ares Multi-Strategy Credit Fund, Inc.

Date: March 25, 2014